OTHER DISCLOSURES - SHARE-BASED PAYMENT SCHEMES - Outstanding Restricted Stock Units (Details) DKK in Millions		12 Months Ended
	Feb. 01, 2017 DKK shares	Dec. 31, 2017 DKK shares	Dec. 31, 2016 DKK shares	Dec. 31, 2015 DKK shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year		4,591,526	7,158,636
Issued		7,616,750.00000
Released		(2,200,495.000000)
Cancelled		(582,373.000000)
Adjustments		5,423	0
Outstanding at the end of the year		4,833,882	4,591,526	7,158,636
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		1,465,411
Released		(9,200)	(2,590,000)
Cancelled		0
Outstanding at the end of the year		1,456,211
Value at launch date | DKK		DKK 508	DKK 508
Restricted stock units to employees | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		0	220,000
Restricted stock units to employees | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued				0
Value at launch date | DKK				DKK 0
Restricted stock units to employees | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		0	1,465,411
Value at launch date | DKK			DKK 508
Restricted stock units to employees | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		0
Value at launch date | DKK		DKK 0
Management pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		1,118,021	320,760
Cancelled		(157,724)	(174,552)
Management pool | 2012 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Released		(749,658)	(1,808,729)
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		1,384,823
Released		(259,047)
Cancelled		(10,282)
Outstanding at the end of the year		1,115,494
Shares for Management Board | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		254,513
Released		(249,678)
Cancelled		(4,835)
Outstanding at the end of the year		0
Value at launch date | DKK	DKK 66	DKK 51
Shares for Management Board | 2014 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		298,467
Released		(9,369)
Cancelled		(4,925)
Outstanding at the end of the year		284,173
Value at launch date | DKK		DKK 66
Shares for Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		378,943		378,943
Released		0
Cancelled		(522)
Outstanding at the end of the year		378,421
Value at launch date | DKK		DKK 108		DKK 108
Shares for Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued	356,195	96,705	96,705
Released		0
Cancelled		0
Outstanding at the end of the year		96,705
Value at launch date | DKK	DKK 76	DKK 29	DKK 29
Shares for Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		356,195
Released		0
Cancelled		0
Outstanding at the end of the year		356,195
Value at launch date | DKK		DKK 76
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		4,731,022
Released		(1,932,248)
Cancelled		(572,091)
Outstanding at the end of the year		2,226,683
Shares for Management group below Management Board | 2012 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		1,559,235
Released		(1,376,973)
Cancelled		(182,262)
Outstanding at the end of the year		0
Value at launch date | DKK		DKK 234
Shares for Management group below Management Board | 2013 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year		518,079
Issued		622,190
Released		(521,214)
Cancelled		(100,976)
Outstanding at the end of the year		0	518,079
Value at launch date | DKK		DKK 126
Shares for Management group below Management Board | 2014 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		683,728
Released		(34,061)
Cancelled		(131,588)
Outstanding at the end of the year		518,079
Value at launch date | DKK		DKK 155
Shares for Management group below Management Board | 2015 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		879,988		879,988
Released		0
Cancelled		(139,235)
Outstanding at the end of the year		740,753
Value at launch date | DKK		DKK 251		DKK 251
Shares for Management group below Management Board | 2016 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		224,055	224,055
Released		0
Cancelled		(18,030)
Outstanding at the end of the year		206,025
Value at launch date | DKK		DKK 68	DKK 68
Shares for Management group below Management Board | 2017 Shares allocated to pool
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		761,826
Released		0
Cancelled		0
Outstanding at the end of the year		761,826
Value at launch date | DKK		DKK 162
Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		35,494	0
Released		0
Cancelled		0
Outstanding at the end of the year		35,494
Value at launch date | DKK		DKK 11